Parametric International Equity Fund

PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated June 1, 2016

The following changes are effective immediately:

1.	The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None	None	None

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Class R	Class R6
Management Fees(1)	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	None	0.50%	None
Other Expenses	0.30%	0.30%	0.30%	0.27%
Total Annual Fund Operating Expenses	0.95%	0.70%	1.20%	0.67%
Expense Reimbursement(1)(2)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	0.50%	1.00%	0.47%
(1)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory and administrative agreement effective November 1, 2016, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory and administrative fee was in effect for the Fund’s full fiscal year ended January 31, 2016.

(2)	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Investor Class shares, 0.50% for Institutional Class shares, 1.00% for Class R shares and 0.47% for Class R6 shares. This expense reimbursement will continue through May 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$77	$283	$506	$1,148
Institutional Class shares	$51	$204	$370	$852
Class R shares	$102	$361	$640	$1,437
Class R6 shares	$48	$194	$353	$816

2.	The following replaces the Fund’s advisory fee schedule in “Management and Organization”:

Parametric International Equity Fund. Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%

* Pursuant to a fee reduction agreement dated November 1, 2016, Eaton Vance contractually agreed to reduce its investment advisory and administration fee as stated above. These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to November 1, 2016, Eaton Vance received a monthly investment advisory and administration agreement fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5 billion	0.580%
$5 billion and over	0.565%

Prior to August 10, 2015, Eaton Vance received a monthly investment advisory and administration agreement fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%

November 1, 2016	23333 11.1.16

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Parametric International Equity Fund	Investor Class	Institutional Class	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Parametric International Equity Fund		Investor Class	Institutional Class	Class R	Class R6
Management Fees	[1]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	none	0.50%	none
Other Expenses		0.30%	0.30%	0.30%	0.27%
Total Annual Fund Operating Expenses		0.95%	0.70%	1.20%	0.67%
Expense Reimbursement	[1],[2]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses after Expense Reimbursement		0.75%	0.50%	1.00%	0.47%
[1]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory and administrative agreement effective November 1, 2016, and "Management Fees" and "Expense Reimbursement" have been restated to reflect the fees as if the Fund's revised advisory and administrative fee was in effect for the Fund's full fiscal year ended January 31, 2016.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Investor Class shares, 0.50% for Institutional Class shares, 1.00% for Class R shares and 0.47% for Class R6 shares. This expense reimbursement will continue through May 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Parametric International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	77	283	506	1,148
Institutional Class	51	204	370	852
Class R	102	361	640	1,437
Class R6	48	194	353	816